Share Capital - Weighted Average Number of Common Shares Outstanding Used in Basic and Diluted Earnings per Share Computation (Detail) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Equity [Abstract]
Basic weighted average common shares outstanding	120,713,535	120,103,422
Effect of options	6,636	265,161
Diluted weighted average common shares outstanding	120,720,171	120,368,583